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                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                               1295 State Street
                     Springfield, Massachusetts 01111-0001


                                 April 30, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  MML Series Investment Fund
     Rule 497(j) Certification
     Registration No. 2-39334
     File No. 811-2224

Dear Commissioners:

On behalf of MML Equity Fund, MML Managed Bond Fund, MML Money Market Fund and MML Blend Fund (the "Funds"), four of the series of MML Series Investment Fund (the "Trust"), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, I certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A (Amendment No. 21 to the Trust's Registration Statement under the Investment Company Act of 1940), the most recent Post-Effective Amendment filed by the Trust relating to the Funds. Post-Effective Amendment No. 36 to the Trust's Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 1997.

If you have any questions regarding this filing, please call the undersigned at
(413) 744-5401.

Respectfully submitted,

/s/ John E. Deitelbaum
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John E. Deitelbaum
Counsel